Finance Leases (Tables)	6 Months Ended
Jun. 30, 2025
Finance Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	Statement of Income	For the six months ended June 30,
	Location	2025	2024
Lease costs
Finance lease expense	Cost of goods sold	$308,661	$310,270

Schedule of Maturity of Lease Liabilities

Maturity of lease liabilities under the finance leases as of June 30, 2024 were as follows:

Years ending December 31,
2025	$344,838
2026	656,527
Total lease payments	1,001,365
Less: interest	(45,662)
Present value of finance lease liabilities	$955,703
Finance lease liabilities, current	$955,703
Finance lease liabilities, non-current	$-